Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies
Schedule of Future Minimum Rental Payments for Operating Leases

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Consolidated Balance Sheets as of September 30, 2019:

September 30,
2019
2019 (excluding the nine months ended September 30, 2019)	82,230
2020	315,660
2021	267,249
2022	96,288
2023	78,648
2024 and thereafter	52,430
Total future lease payments	892,505
Less: imputed interest	(64,888)
Present value of future operating lease payments	827,617
Less: current portion of operating lease liabilities	(292,800)
Operating lease liabilities, net of current portion	534,817
Right of use assets – operating leases, net	810,017